Note 4 - Acquisition of Primero Mining Corp. (Details Textual)		12 Months Ended
	May 10, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	May 09, 2018 $ / shares
Statement Line Items [Line Items]
Share price | $ / shares				$ 6.84
Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
New stream agreement, percentage of gold equivalent production, counter party	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600
New stream agreement, percentage of annual inflation adjustment	1.00%
Primero Mining Corp. [member]
Statement Line Items [Line Items]
Business combination consideration transferred, share exchange ratio	0.03325
Number of replacement stock options issued | shares	221,908
Number of replacement warrants issued | shares	366,124
Total consideration transferred, acquisition-date fair value	$ 187,000,000		$ 186,959,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 4,900,000
Primero Mining Corp. [member] | Primero shareholders [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable	6,418,594		6,418,594
Total consideration transferred, acquisition-date fair value			$ 43,903,000
Primero Mining Corp. [member] | Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable	20,914,590		20,914,590
Total consideration transferred, acquisition-date fair value	$ 143,100,000		$ 143,056,000